Income Taxes - Movements of Valuation Allowance of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Movements of valuation allowance of deferred tax assets
Balance at beginning of the year	¥ 333,467		¥ 271,813	¥ 60,628
Provided	41,912		94,856	20,275
Addition due to acquisition	5,615			193,826
Write off	(52,995)		(9,472)	(2,916)
Reversal	(8,219)		(23,730)
Balance at ending of the year	¥ 319,780	$ 45,040	¥ 333,467	¥ 271,813